Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 14, 2022	Jun. 30, 2023	Dec. 31, 2022	May 17, 2023	Dec. 31, 2021	Feb. 28, 2021
Initial Public Offering (Details) [Line Items]
Expire date		5 years	5 years
Shares issued (in Shares)		3,915,000	3,915,000
Units per share (in Dollars per share)		$ 10	$ 10	$ 10	$ 10.15	$ 0.002
Gross proceeds			$ 300,000,000
Deferred underwriting commissions		$ 5,200,000	$ 5,200,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Share issued (in Shares)	30,000,000
Units per share (in Dollars per share)	$ 10
Gross proceeds	$ 300,000,000
Offering costs	20,200,000
Deferred underwriting commissions	$ 14,300,000
Shares issued (in Shares)	30,000,000
Units per share (in Dollars per share)	$ 10		$ 10.15
Gross proceeds	$ 300,000,000
Deferred underwriting commissions	$ 14,300,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Share issued (in Shares)	3,900,000
Shares issued (in Shares)	3,900,000
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Ordinary price, per share (in Dollars per share)		$ 11.5	$ 11.5